Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000129563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Value Fund (Class I/EPVIX)
Accumulated Value	$ 10,000		$ 11,473	$ 12,165	$ 10,979	$ 12,018	$ 13,299	$ 15,811	$ 14,802	$ 16,292	$ 19,937	$ 24,760
C000086557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Value Fund (Class A/EPIVX)
Accumulated Value	9,545		10,932	11,551	10,396	11,353	12,518	14,852	13,847	15,224	18,575	22,987
C000093021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Bond Fund (Class A/EPIBX)
Accumulated Value	9,554		9,920	10,211	9,823	10,420	10,714	10,907	9,577	10,273	10,915	11,866
C000129564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Bond Fund (Class I/EPBIX)
Accumulated Value	10,000		10,416	10,732	10,353	11,005	11,338	11,578	10,187	10,954	11,665	12,715
C000129565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EP Emerging Markets Fund (Class I/EPEIX)
Accumulated Value	10,000		11,133	13,068	10,753	12,279	13,649	17,772	11,659	12,298	14,494	16,954
C000093793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EP Emerging Markets Fund (Class A/EPASX)
Accumulated Value	9,548		10,592	12,404	10,180	11,596	12,861	16,702	10,929	11,504	13,523	15,785
C000129046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac Gold Fund (Class A/EPGFX)
Accumulated Value	9,547		16,984	16,481	14,113	18,118	25,766	23,046	16,447	17,703	25,214	41,002
C000206106 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac Gold Fund (Class I/EPGIX)
Accumulated Value	10,000		17,791	17,263	14,783	19,018	27,149	24,328	17,391	18,779	26,814	43,714
C000134866 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Dividend Income Fund (Class I/EPDIX)
Accumulated Value	10,000		10,409	11,234	10,428	11,181	11,155	13,617	12,965	13,751	16,403	22,447
C000134865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Dividend Income Fund (Class A/EPDPX)
Accumulated Value	9,549		9,916	10,677	9,872	10,573	10,508	12,799	12,155	12,845	15,290	20,883
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000		10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,634	10,554	11,154
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	10,000		10,531	12,624	10,792	11,916	11,822	16,216	12,299	13,963	17,040	20,552
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
MSCI World Ex USA Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Ex USA Value Index
Accumulated Value	10,000		9,793	12,050	11,142	11,805	9,595	13,518	11,453	13,252	16,423	21,267
MSCI All Country World Ex USA Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex USA Value Index
Accumulated Value	10,000		10,023	12,280	11,331	12,005	10,092	13,835	11,326	13,033	16,104	20,638
Bloomberg World ex US Large And Mid Cap Net Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg World ex US Large & Mid Cap Net Return Index
Accumulated Value	10,000		10,034	12,395	11,414	12,715	12,580	16,259	12,267	13,640	16,908	21,024
JPMorgan GBI Global ex US FX NY Index Unhedged in USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan GBI Global ex-US FX NY Index Unhedged in USD
Accumulated Value	10,000		10,748	10,808	10,568	11,548	12,111	11,577	8,359	8,335	8,899	9,185
FTSE Non USD World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Non USD World Government Bond Index
Accumulated Value	10,000		10,734	10,812	10,567	11,545	12,121	11,598	8,392	8,503	9,214	9,655
Philadelphia Gold And Silver Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Philadelphia Gold & Silver Index
Accumulated Value	10,000		16,993	15,960	12,730	19,147	28,324	26,570	21,601	23,635	36,036	65,110
NYSE ARCA Gold Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NYSE ARCA Gold Miners Index
Accumulated Value	10,000		16,440	15,095	12,676	18,835	25,245	21,201	16,216	18,859	27,262	48,654
S And P International Dividend Opportunities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P International Dividend Opportunities Index
Accumulated Value	$ 10,000		$ 10,615	$ 12,499	$ 11,621	$ 13,625	$ 11,601	$ 14,467	$ 11,552	$ 13,156	$ 15,610	$ 18,966